Summary of Securities Maturity Schedule (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	$ 478,566	$ 459,930
Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	120,546	121,899
Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	42,048	59,038
Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,196	21,492
Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13,241	22,825
Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,785	4,563
Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,326	8,468
Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,346	1,527
Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	154	163
Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	18,365	18,968
Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,970	5,615
Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,395	13,353
Trading securities [member] | Equity security [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	60,124	43,879
Trading securities [member] | Equity security [member] | Ordinary shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	60,074	43,842
Trading securities [member] | Equity security [member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	50	37
Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9	14
Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,053	4,830
Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	155	388
Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	155	388
Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,320	4,114
Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,615	3,292
Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	638	652
Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	67	170
Non trading financial assets at fair value through profit or loss [member] | Equity security [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	578	328
Non trading financial assets at fair value through profit or loss [member] | Equity security [member] | Ordinary shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	561	293
Non trading financial assets at fair value through profit or loss [member] | Equity security [member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	17	35
Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,564	4,739
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,161	2,069
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	247	1,129
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	22	11
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	367	384
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,525	545
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,403	2,670
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,318	2,180
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	85	490
Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	77,464	100,783
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	57,780	78,283
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,519	14,126
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	19,300	33,034
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,564	10,756
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	18,143	16,502
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,254	3,865
Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15,085	19,901
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,981	10,006
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,214	16,992
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,104	9,895
Securities at fair value through other comprehensive income [member] | Equity Securities 1 [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,599	2,599
Securities at fair value through other comprehensive income [member] | Equity Securities 1 [Member] | Ordinary shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,117	2,387
Securities at fair value through other comprehensive income [member] | Equity Securities 1 [Member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	482	212
Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	268,939	227,679
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	208,559	174,593
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	22,593	17,981
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	135,303	113,845
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	39,733	37,140
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,930	5,627
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	60,380	53,086
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	33,172	27,197
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,133	887
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,861	$ 8,010
Within 1 year [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	65,117
Within 1 year [member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	14,825
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,403
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,219
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,206
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,200
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,542
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	236
Within 1 year [member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,422
Within 1 year [member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	698
Within 1 year [member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,724
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	131
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	131
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	131
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,194
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	907
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	247
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	338
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	322
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	287
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	262
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	25
Within 1 year [member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	24,181
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	20,674
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,596
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,495
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,302
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,120
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,161
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,507
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,682
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,825
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	24,786
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	22,194
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13,060
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,586
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,483
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	65
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,592
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	654
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,938
One To Three Year [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	89,764
One To Three Year [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	17,963
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,323
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,402
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,742
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	858
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,710
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	554
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	57
One To Three Year [Member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,636
One To Three Year [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,597
One To Three Year [Member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,039
One To Three Year [Member] | Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4
One To Three Year [Member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,622
One To Three Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,622
One To Three Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,555
One To Three Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	67
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	946
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	74
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	29
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	45
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	872
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	852
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	20
One To Three Year [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,600
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,676
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,005
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,696
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	286
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,596
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	93
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,924
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	538
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,386
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	56,633
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	48,563
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,079
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	30,807
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15,754
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	923
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,070
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,989
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	88
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,993
Three To Five Year [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	75,658
Three To Five Year [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,895
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,027
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	514
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,072
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	890
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	959
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	556
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	36
Three To Five Year [Member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,866
Three To Five Year [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,312
Three To Five Year [Member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,554
Three To Five Year [Member] | Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2
Three To Five Year [Member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	910
Three To Five Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	910
Three To Five Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	699
Three To Five Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	211
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	780
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	30
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	22
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	750
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	734
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15,433
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,855
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,811
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,625
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	784
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,635
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,578
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,432
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,146
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	50,640
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	39,459
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,392
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	18,452
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13,123
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,492
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,181
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,204
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,110
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,867
Five To Ten Years [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	95,590
Five To Ten Years [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,003
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,728
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,725
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,319
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,227
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,396
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	61
Five To Ten Years [Member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,272
Five To Ten Years [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,510
Five To Ten Years [Member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,762
Five To Ten Years [Member] | Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3
Five To Ten Years [Member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,057
Five To Ten Years [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,057
Five To Ten Years [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,056
Five To Ten Years [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,533
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,049
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,049
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	484
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	460
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	24
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15,236
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,829
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,684
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	192
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,940
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,407
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	684
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,723
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	68,761
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	59,255
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,288
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	47,166
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,373
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,428
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,506
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,512
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	931
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,063
Later than ten years [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	86,710
Later than ten years [member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,736
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,567
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	336
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,902
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	610
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,719
Later than ten years [member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,169
Later than ten years [member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	853
Later than ten years [member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	316
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	329
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	155
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	155
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	174
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	174
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	111
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	101
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	101
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10
Later than ten years [member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,415
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,746
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	423
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,471
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	0
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	852
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,669
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,645
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,214
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	24
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	68,119
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	39,088
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,774
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	37,292
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	22
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	29,031
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,813
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4
With No Specific Maturity [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	65,727
With No Specific Maturity [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	60,124
With No Specific Maturity [Member] | Trading securities [member] | Equity security [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	60,124
With No Specific Maturity [Member] | Trading securities [member] | Equity security [member] | Ordinary shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	60,074
With No Specific Maturity [Member] | Trading securities [member] | Equity security [member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	50
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,004
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	426
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	359
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	67
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Equity security [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	578
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Equity security [member] | Ordinary shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	561
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Equity security [member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	17
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,599
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity Securities 1 [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,599
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity Securities 1 [Member] | Ordinary shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,117
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity Securities 1 [Member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	$ 482